SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 35,558	$ 34,916	$ 33,351
Long-lived assets	14,646	16,972
North America [Member]
Revenues	16,042	15,902	17,520
Europe [Member]
Revenues	10,396	8,913	9,052
Long-lived assets	1,268	1,413
APAC [Member]
Revenues	6,571	8,387	5,267
South And Latin America [Member]
Revenues	1,334	1,296	1,322
Israel [Member]
Revenues	1,195	317	0
Long-lived assets	170	289
Others [Member]
Revenues	20	101	$ 190
Long-lived assets	69	80
USA [Member]
Long-lived assets	1,764	1,816
Canada [Member]
Long-lived assets	$ 11,375	$ 13,374